Provisions and other non-current liabilities (Details 4) ¥ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	3,000	3,000
Product liability, government investigations, other legal matters provisions	$ 341.0		$ 181.0	$ 200.0
Product liability contingency, loss exposure not accrued, best estimate	500.0
Italy | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine	1,300.0
Estimated financial effect of contingent liabilities, damages claimed	330.0
Italy | NAG and Novartis Pharma SpA [member] | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	$ 125.0
Japan | Novartis Pharma K.K. [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine | ¥		¥ 4
US | Sandoz [member]
Disclosure of other provisions [line items]
Description of nature of obligation contingent liabilities, number of states with alleged violations	54	54
Amount of settlement in principle	$ 185.0		195.0
US | Sandoz [member] | Taxotere [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	3,000	3,000
US | Sandoz [member] | Amiodarone [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	5	5
US | NPC and others [member] | Reclast/Aclasta [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	20	20
US | NPC and others [member] | Tasigna [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	300	300
France | F Hoffman La Roche AG and Roche SpA [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine			$ 452.0
Greece | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine	$ 1.2